Lease arrangements - Additional information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease arrangements
Interest expense on lease liabilities	£ 6	£ 8	£ 12
Leases with future cash outflows	£ 32	£ 5